Transactions with Related Parties - Compensation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions with related parties
Defined benefit obligation	$ 2,419,153	$ 2,514,235
Service cost	132,055	125,952
Directors, alternate directors and officers
Transactions with related parties
Key management compensation	892,769	832,905	$ 750,208
Defined benefit obligation	164,018	177,864	173,020
Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers	115,467	140,958	$ 144,517
Officers | Cable
Transactions with related parties
Defined benefit obligation	807,031	504,230
Deferred compensation plan term			5 years
Service cost	$ 302,801	$ 340,202	$ 164,028